Schedule of Change in Fair Value (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2024	$ 10,109	$ 7,673	$ 7,673	$ 3,508
Change in fair value	643	(583)	(1,159)	1,108
Conversion to equity	(10,752)
Balance at December 31, 2025		7,090	10,109	7,673
Issuance of SAFES			3,595	3,057
SAFE Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2024	5,594	5,925	5,925	3,375
Change in fair value	504	(454)	(986)	993
Conversion to equity	(6,098)
Balance at December 31, 2025		5,471	5,594	5,925
Issuance of SAFES			655	1,557
Related Party SAFE Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2024	4,515	1,748	1,748	133
Change in fair value	139	(129)	(173)	115
Conversion to equity	(4,654)
Balance at December 31, 2025		$ 1,619	4,515	1,748
Issuance of SAFES			$ 2,940	$ 1,500